RELATED PARTY TRANSACTIONS AND BALANCES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Total salaries and benefits	$ 2,583	$ 2,499
Total performance fees expense	1,489	24,374
Total key management compensation	16,257	48,268
AIP
Disclosure of transactions between related parties [line items]
Total share-based payment	10,504	12,996
LTIP
Disclosure of transactions between related parties [line items]
Total share-based payment	$ 1,681	$ 8,399